Changes in Carrying Amount of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Beginning Balance	$ 9,561	$ 3,883
Additions charged to expense	525	9,140
Write-offs	(9,839)	(3,462)
Ending Balance	$ 247	$ 9,561